Leases (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of leases [text block] [Abstract]
Schedule of amounts relating to leases
	Years Ended June 30,
Right-of-use assets	2021	2020	2019
Right-of-use assets	65,495	31,866	-
Lease liabilities
Current	27,746	32,879	-
Non-current	37,903	868	-
	65,649	33,747	-

Schedule of amounts recognized in profit or loss relating leases
	Years Ended June 30,
	2021	2020	2019
Depreciation of right-of-use assets	56,707	86,439	-
Interest expense	1,299	3,877	-
Expenses relating to short-term leases (included in general and administration expenses)	87,131	46,913	-
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	25,844	-